N-4	Apr. 30, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Athene Annuity & Life Co
Entity Central Index Key	0000837332
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
1/1/2025	1/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
1/1/2025	1/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	112%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	107%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
1/1/2025	1/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	115%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
2/1/2025	2/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
2/1/2025	2/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	112%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	107%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
2/1/2025	2/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	115%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
3/1/2025	3/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
3/1/2025	3/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	112%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	107%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
3/1/2025	3/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	115%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
3/21/2025	3/21/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
3/21/2025	3/21/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	105%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	105%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	120%
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
3/21/2025	3/21/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	110%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
4/1/2025	4/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
4/1/2025	4/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	105%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	105%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	120%
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
4/1/2025	4/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	110%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	13%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	24%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	22%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	26%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	25%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
5/1/2025	5/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	30%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	115%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	45%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	107%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	45%
5/1/2025	5/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	105%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	105%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	110%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	120%
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
5/1/2025	5/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	110%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	12%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	9%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	14%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
5/31/2025	5/31/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	105%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	105%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	62%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	54%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	50%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	110%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	115%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	120%
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
5/31/2025	5/31/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	115%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	12%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	9%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	14%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
6/1/2025	6/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	105%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	105%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	62%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	54%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	50%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	110%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	115%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	120%
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
6/1/2025	6/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	115%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	12%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	9%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	14%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
7/1/2025	7/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	105%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	105%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	62%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	54%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	50%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	110%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	115%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	120%
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
7/1/2025	7/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	115%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	12%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	9%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	14%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
8/1/2025	8/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	105%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	105%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	62%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	54%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	50%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	110%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	115%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	120%
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
8/1/2025	8/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	115%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	12%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	9%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	16%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	16%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	14%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
9/1/2025	9/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	105%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	105%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	62%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	54%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	50%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	110%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	115%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	120%
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
9/1/2025	9/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	115%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	8%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
9/5/2025	9/5/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	102%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	102%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	58%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	51%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	45%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	114%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	116%
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
9/5/2025	9/5/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	107%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	8%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
10/1/2025	10/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	102%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	102%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	58%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	51%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	45%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	114%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	116%
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
10/1/2025	10/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	107%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	8%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
11/1/2025	11/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	102%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	102%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	58%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	51%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	45%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	114%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	116%
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
11/1/2025	11/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	107%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	8%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	55%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	110%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	115%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	50%
12/1/2025	12/1/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	102%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	102%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	58%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	51%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 30% Buffer	Trigger Rate	45%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX, RTY, MXEA) - 10% Buffer	Participation Rate	110%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Milestone Lock Buffer (SPX) - 10% Buffer	Participation Rate	106%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	114%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	105%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	125%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	116%
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Cap Rate	Uncapped
12/1/2025	12/1/2025	Amplify 2.0	6-Yr Point-to-Point Buffer (SPX) - 30% Buffer	Participation Rate	107%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Cap Rate	16%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Dual Direction Buffer (SPX) - 10% Buffer	Downside Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	10%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	8%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	15%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	26%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	100%

Original Rate Effective Date	Current Rate Effective Date	Product	Segment Option	Rate Type	Limit on Index Gain (%)
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	26%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	35%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	26%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	15%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	1-Yr Trigger Buffer (SPX) - 10% Buffer	Trigger Rate	12%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Cap Rate	45%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (BXIIMSTN) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (MXEA) - 10% Buffer	Participation Rate	120%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Cap Rate	50%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (NDX) - 10% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (RTY) - 10% Buffer	Participation Rate	105%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 10% Buffer	Participation Rate	108%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Cap Rate	40%
12/2/2025	12/2/2025	Amplify 2.0	2-Yr Point-to-Point Buffer (SPX) - 20% Buffer	Participation Rate	100%
12/2/2025	12/2/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Cap Rate	Uncapped
12/2/2025	12/2/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Participation Rate	102%
12/2/2025	12/2/2025	Amplify 2.0	6-Yr Dual Direction (SPX) - 20% Buffer	Downside Participation Rate	102%
12/2/2025	12/2/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 10% Buffer	Trigger Rate	58%
12/2/2025	12/2/2025	Amplify 2.0	6-Yr Dual Trigger (SPX) - 20% Buffer	Trigger Rate	51%